Leases (Right-of-Use Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset at cost		$ 148.0	$ 153.3
Accumulated depreciation		24.5	0.0
Right-of-use asset	$ 123.5	123.5	153.3
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	153.3
Additions	5.5
Dispositions	(3.1)
Depreciation	(24.5)
Lease modification	(7.5)
Foreign exchange	(0.2)
Net carrying amount, end of year	123.5
Office
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset at cost		120.1	127.7
Accumulated depreciation		14.8	0.0
Right-of-use asset	105.3	105.3	127.7
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	127.7
Additions	0.0
Dispositions	0.0
Depreciation	(14.8)
Lease modification	(7.5)
Foreign exchange	(0.1)
Net carrying amount, end of year	105.3
Fleet Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset at cost		17.0	15.9
Accumulated depreciation		7.0	0.0
Right-of-use asset	10.0	10.0	15.9
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	15.9
Additions	3.4
Dispositions	(2.2)
Depreciation	(7.0)
Lease modification	0.0
Foreign exchange	(0.1)
Net carrying amount, end of year	10.0
Other
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset at cost		10.9	9.7
Accumulated depreciation		2.7	0.0
Right-of-use asset	8.2	$ 8.2	$ 9.7
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	9.7
Additions	2.1
Dispositions	(0.9)
Depreciation	(2.7)
Lease modification	0.0
Foreign exchange	0.0
Net carrying amount, end of year	8.2
Other Income (Loss)
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Sublease income	$ 6.2